Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	¥ 309,380,106	¥ 305,228,899
Consolidated assets, Cash and due from banks	34,248,338	33,924,340
Consolidated assets, Interest-earning deposits in other banks	39,079,835	40,646,920
Consolidated assets, Trading account assets	43,575,119	40,576,618
Consolidated assets, Investment securities	42,760,194	44,938,004
Consolidated assets, Loans	114,572,737	116,225,757
Total liabilities	292,850,067	289,244,151
Consolidated liabilities, Deposits	198,178,742	199,280,789
Consolidated liabilities, Long-term debt	27,649,456	27,990,543
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	19,435,794	18,220,086
Consolidated assets, Cash and due from banks	35	7
Consolidated assets, Interest-earning deposits in other banks	26,572	23,655
Consolidated assets, Trading account assets	789,650	528,690
Consolidated assets, Investment securities	1,775,175	1,828,194
Consolidated assets, Loans	16,456,854	15,545,328
Consolidated assets, All other assets	387,508	294,212
Total liabilities	592,109	572,714
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings	34,721	20,535
Consolidated liabilities, Long-term debt	472,532	490,033
Consolidated liabilities, All other liabilities	84,856	62,146
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	26,578,144	25,992,862
Consolidated assets, Cash and due from banks	43,706	93,178
Consolidated assets, Interest-earning deposits in other banks	53,429	53,016
Consolidated assets, Trading account assets	797,554	533,792
Consolidated assets, Investment securities	1,938,210	1,891,525
Consolidated assets, Loans	23,334,700	23,097,643
Consolidated assets, All other assets	410,545	323,708
Total liabilities	25,586,988	25,171,410
Consolidated liabilities, Deposits	7,044,811	7,616,575
Consolidated liabilities, Other short-term borrowings	4,403,827	4,735,822
Consolidated liabilities, Long-term debt	12,301,929	12,007,173
Consolidated liabilities, All other liabilities	1,836,421	811,840
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	6,258,951	6,698,146
Consolidated assets, Cash and due from banks	42,849	92,310
Consolidated assets, Interest-earning deposits in other banks	29,798	26,101
Consolidated assets, Trading account assets	9,640	3,005
Consolidated assets, Investment securities	1,280,174	1,424,444
Consolidated assets, Loans	4,869,809	5,124,462
Consolidated assets, All other assets	26,681	27,824
Total liabilities	6,247,794	6,691,362
Consolidated liabilities, Other short-term borrowings	4,314,641	4,678,588
Consolidated liabilities, Long-term debt	1,490,152	1,552,572
Consolidated liabilities, All other liabilities	443,001	460,202
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	868,307	680,922
Consolidated assets, Interest-earning deposits in other banks	15,064	14,113
Consolidated assets, Trading account assets	586,508	477,239
Consolidated assets, Investment securities	24,635	18,118
Consolidated assets, All other assets	242,100	171,452
Total liabilities	23,330	6,852
Consolidated liabilities, Long-term debt	5,392	5,158
Consolidated liabilities, All other liabilities	17,938	1,694
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	212,667	203,458
Consolidated assets, Interest-earning deposits in other banks	2,246	2,214
Consolidated assets, Loans	115,375	127,243
Consolidated assets, All other assets	95,046	74,001
Total liabilities	117,285	114,469
Consolidated liabilities, Other short-term borrowings	308	609
Consolidated liabilities, Long-term debt	114,935	111,523
Consolidated liabilities, All other liabilities	2,042	2,337
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	286,959	279,327
Consolidated assets, Cash and due from banks	504	506
Consolidated assets, Interest-earning deposits in other banks	3,000
Consolidated assets, Trading account assets	46,652	53,346
Consolidated assets, Investment securities	134,281	137,509
Consolidated assets, Loans	99,787	86,753
Consolidated assets, All other assets	2,735	1,213
Total liabilities	285,596	277,179
Consolidated liabilities, Other short-term borrowings	81,736	48,014
Consolidated liabilities, Long-term debt	168,002	174,215
Consolidated liabilities, All other liabilities	35,858	54,950
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	11,373,985	10,208,496
Consolidated assets, Loans	11,351,035	10,183,624
Consolidated assets, All other assets	22,950	24,872
Total liabilities	11,344,643	10,167,632
Consolidated liabilities, Long-term debt	10,522,062	10,162,231
Consolidated liabilities, All other liabilities	822,581	5,401
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,546,940	7,888,210
Consolidated assets, Interest-earning deposits in other banks	1,566	8,953
Consolidated assets, Trading account assets	154,754	202
Consolidated assets, Investment securities	499,070	311,412
Consolidated assets, Loans	6,890,574	7,565,862
Consolidated assets, All other assets	976	1,781
Total liabilities	7,539,764	7,881,332
Consolidated liabilities, Deposits	7,044,811	7,616,575
Consolidated liabilities, All other liabilities	494,953	264,757
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	30,335	34,303
Consolidated assets, Cash and due from banks	353	362
Consolidated assets, Interest-earning deposits in other banks	1,755	1,635
Consolidated assets, Investment securities	50	42
Consolidated assets, Loans	8,120	9,699
Consolidated assets, All other assets	20,057	22,565
Total liabilities	28,576	32,584
Consolidated liabilities, Other short-term borrowings	7,142	8,611
Consolidated liabilities, Long-term debt	1,386	1,474
Consolidated liabilities, All other liabilities	20,048	22,499
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(7,142,350)	(7,772,776)
Consolidated assets, Cash and due from banks	(43,671)	(93,171)
Consolidated assets, Interest-earning deposits in other banks	(26,857)	(29,361)
Consolidated assets, Trading account assets	(7,904)	(5,102)
Consolidated assets, Investment securities	(163,035)	(63,331)
Consolidated assets, Loans	(6,877,846)	(7,552,315)
Consolidated assets, All other assets	(23,037)	(29,496)
Total liabilities	(15,332,750)	(14,676,389)
Consolidated liabilities, Deposits	(5,226)	(50,396)
Consolidated liabilities, Other short-term borrowings	(2,487,360)	(2,996,041)
Consolidated liabilities, Long-term debt	(11,829,397)	(11,517,019)
Consolidated liabilities, All other liabilities	(1,010,767)	(112,933)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(9,662,129)	(9,922,307)
Consolidated liabilities, Deposits	(7,039,585)	(7,566,179)
Consolidated liabilities, Other short-term borrowings	(1,881,746)	(1,719,246)
Consolidated liabilities, Long-term debt		(121)
Consolidated liabilities, All other liabilities	¥ (740,798)	¥ (636,761)